MERGER	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
MERGER	MERGER
On June 22, 2022 (the “EJFA Closing Date”), the Company consummated the previously announced business combination pursuant to the Agreement and Plan of Merger, dated September 15, 2021 (the “EJFA Merger Agreement”), by and among the Company, EJF Acquisition Corp., a Cayman Islands exempted company (“EJFA”), and Rigel Merger Sub Inc., a Cayman Islands exempted company and wholly-owned subsidiary of the Company (“EJFA Merger Sub”).

On the EJFA Closing Date, the following transactions occurred pursuant to the terms of the EJFA Merger Agreement:

•(i) immediately prior to the effective time (the “Effective Time”) of the EJFA Merger (as defined below), each preferred share, with nominal value New Israeli Shekel 0.01, of Pagaya (each, a “Pagaya Preferred Share”) was converted into ordinary shares, with no par value, of Pagaya (each, a “Pagaya Ordinary Share”) in accordance with Pagaya’s organizational documents (the “Conversion”), (ii) immediately following the Conversion but prior to the Effective Time, Pagaya adopted amended and restated articles of association of Pagaya, (iii) immediately following such adoption but prior to the Effective Time, Pagaya effected a stock split of each Pagaya Ordinary Share and each Pagaya Ordinary Share underlying any outstanding options to acquire Pagaya Ordinary Shares, whether vested or unvested, into such number of Pagaya Ordinary Shares calculated in accordance with the terms of the EJFA Merger Agreement such that each Pagaya Ordinary Share has a value of $10.00 per share after giving effect to such stock split (the “Stock Split”), with the three founders of Pagaya (including any trusts the beneficiary of which is a founder of Pagaya and to the extent that a founder of Pagaya has the right to vote the shares held by such trust) (in their capacity as shareholders of Pagaya, the “Founders”) each receiving Class B ordinary shares of Pagaya, without par value (the “Pagaya Class B Ordinary Shares”), which carry voting rights in the form of ten (10) votes per share of Pagaya, and the other shareholders of Pagaya receiving Class A ordinary shares of Pagaya, without par value (the “Pagaya Class A Ordinary Shares”), which are economically equivalent to the Pagaya Class B Ordinary Shares and carry voting rights in the form of one (1) vote per share of Pagaya, in accordance with Pagaya’s organizational documents (the “Reclassification” and, together with the Conversion and the Stock Split, the “Capital Restructuring”);

•at the Effective Time, EJFA Merger Sub merged with and into EJFA (the “EJFA Merger”), with EJFA continuing as the surviving company after the EJFA Merger (the “Surviving Company”), and, as a result of the EJFA Merger, the Surviving Company became a direct, wholly-owned subsidiary of Pagaya; and

•at the Effective Time, (i) each Class B ordinary share, par value $0.0001 per share, of EJFA (the “EJFA Class B Shares”) issued and outstanding immediately prior to the Effective Time other than all shares of EJFA held by EJFA,
EJFA Merger Sub or Pagaya or any of its subsidiaries at that time (such shares, the “Excluded Shares”), was no longer outstanding and was converted into the right of the holder thereof to receive one Pagaya Class A Ordinary Share after giving effect to the Capital Restructuring, (ii) each Class A ordinary share, par value $0.0001 per share, of EJFA (the “EJFA Class A Shares”) issued and outstanding immediately prior to the Effective Time other than the Excluded Shares was no longer outstanding and was converted into the right of the holder thereof to receive one Pagaya Class A Ordinary Share after giving effect to the Capital Restructuring, (iii) each issued and outstanding warrant of EJFA sold to the public and to Wilson Boulevard LLC, a Delaware limited liability company, in a private placement in connection with EJFA’s initial public offering (the “EJFA Warrants”) was automatically and irrevocably assumed by Pagaya and converted into a corresponding warrant exercisable for Pagaya Class A Ordinary Shares (“Pagaya Warrants”).

The warrants acquired in the EJFA Merger include (a) redeemable warrants issued by EJFA and sold as part of the units in the EJFA IPO (whether they were purchased in the EJFA IPO or thereafter in the open market), which are exercisable for an aggregate of 9,583,333 shares of common stock at a purchase price of $11.50 per share (the “EJFA Public Warrants”) and (b) warrants issued by EJFA to Wilson Boulevard LLC in a private placement simultaneously with the closing of the EJFA IPO, which are exercisable for an aggregate of 5,166,667 shares of common stock at a purchase price of $11.50 per share (the “EJFA Private Placement Warrants”). See Note 10 for additional information.

The EJFA Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, Pagaya has been determined to be the accounting acquirer, primarily due to the fact that Pagaya Shareholders will continue to control the post-Closing combined company.

On the EJFA Closing Date, simultaneous with the closing of the EJFA Merger, the Company completed a PIPE financing whereby the Company received $350 million gross proceeds in exchange for 35,000,000 shares of common stock.

Total gross proceeds resulting from the transactions were $350 million, out of which total transaction costs amounted to approximately $57.3 million. The transaction costs allocated to the warrants liabilities in the amount of $1.2 million were recognized as expenses in the Company’s consolidated statement of operations and comprehensive income (loss).

In connection with the EJFA Merger, the Company’s board of directors approved a 1:186.9 stock split and a change in par value from NIS 0.01 to no par value. As a result, all shares, options, warrants, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.